ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities
In Thousands of US Dollars
Description	2017	2016	2015
Accounts payable	$2,017	$1,142	$1,840
Accrued liabilities:
Payroll related liabilities	213	212	209
Other accrued liabilities	-	14	202
Total accounts payable and accrued liabilities	$2,230	$1,368	$2,251